Equity share capital and share premium - Shares reserved for issuance (Details)	12 Months Ended
	Mar. 31, 2018 $ / shares shares	Mar. 31, 2018 ₨ / shares shares	Mar. 31, 2017 shares	Mar. 31, 2016 shares
Equity instruments
Equity share capital and share premium
Shares reserved for issuance	1,844	1,844	1,844	1,844
Exercise price | (per share)	$ 1	₨ 65.11
Ordinary shares | Warrants | Capital 18
Equity share capital and share premium
Warrants outstanding	569,781	569,781	569,781
Ordinary shares | Warrants | Pandara Trust
Equity share capital and share premium
Warrants outstanding	172,635	172,635	172,635